Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Jan. 25, 2021
Commitments and Contingencies (Details) [Line Items]
Rental payments due			$ 9,700
Payment to landlord	$ 118
General and administrative expense		$ 118
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Rental payments due		9,700
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Rental payments due		$ 25,000